DEPOSITS AND OBLIGATIONS, Time deposits classified by maturity (Details) S/ in Thousands	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 COP ($)
Deposits and Obligations [Abstract]
Time deposits	S/ 28,668,120		S/ 28,121,094
Deposits and obligations	150,340,862		142,365,502
Fondo de Seguro de Depositos [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	50,478,800		45,448,100
Maximum coverage per depositor	115,637		101,522
Financial Institutions Guarantee Fund [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	219,800	$ 224,078,100,000	228,400	$ 214,426,300,000
Maximum coverage per depositor	49,050	$ 50,000,000.0	53,250	$ 50,000,000.0
Up to 3 Months [Member]
Deposits and Obligations [Abstract]
Time deposits	14,133,476		13,750,133
From 3 Months to 1 Year [Member]
Deposits and Obligations [Abstract]
Time deposits	8,661,200		6,849,436
From 1 to 3 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	2,517,392		4,143,040
From 3 to 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	419,445		473,479
More than 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	S/ 2,936,607		S/ 2,905,006